Note 21 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net revenues
Agency	1,305,310	1,418,512	1,624,410	261,807
Brokerage	48,855	63,418	232,620	37,492
Claims Adjusting	217,497	261,206	292,981	47,220
Others	14,455	13,888	—	—
Total net revenues	1,586,117	1,757,024	2,150,011	346,519
Operating costs and expenses
Agency	(1,138,083)	(1,305,306)	(1,486,871)	(239,640)
Brokerage	(34,474)	(53,719)	(197,017)	(31,753)
Claims Adjusting	(186,695)	(234,129)	(275,539)	(44,409)
Other	(161,039)	(145,884)	(159,685)	(25,737)
Total operating costs and expenses	(1,520,291)	(1,739,038)	(2,119,112)	(341,539)
Income (loss) from operations
Agency	167,227	113,206	137,539	22,167
Brokerage	14,381	9,699	35,603	5,739
Claims Adjusting	30,802	27,077	17,442	2,811
Other	(146,584)	(131,996)	(159,685)	(25,737)
Total income from operations	65,826	17,986	30,899	4,980

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Segment assets
Agency	1,375,299	1,682,305	271,138
Brokerage	109,177	118,139	19,041
Claims Adjusting	103,126	116,877	18,837
Other	1,973,128	1,831,165	295,130
Total assets	3,560,730	3,748,486	604,146